UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-10085
                                                     ---------


                   Hillman Capital Management Investment Trust
                   -------------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
       (Address of principal executive offices)                       (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                   Date of fiscal year end: September 30, 2003
                                            ------------------


                  Date of reporting period: September 30, 2003
                                            ------------------

Item 1. Reports to Stockholders.
        ------------------------
________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust



                                  Annual Report

                      FOR THE YEAR ENDED SEPTEMBER 30, 2003





                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403



                       THE HILLMAN AGGRESSIVE EQUITY FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Aggressive Equity Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                              [Company Logo Here]

Mark A. Hillman
President

                                             November 18, 2003

Dear Shareholder of The Hillman Aggressive Equity Fund:

     Enclosed please find the annual report for The Hillman Aggressive Equity Fund (the "Fund") for the fiscal year ended September 30, 2003. Encouraged by an improving economic outlook and an accommodative Federal Reserve Bank, investors pushed the S&P 500 Total Return Index up 24.30%1. Corporate profits began to improve, mostly driven by cost cutting. During this period of advancing stock prices we continued to follow our core discipline, selling holdings as they became overvalued. We replaced overvalued holdings with undervalued securities of companies that we believe have competitive advantage in their industries.

     The Fund performed well, appreciating 47.60%2 from September 30, 2002 to September 30, 2003 versus 24.30% for the S&P 500 Total Return Index over the same period1. The Fund outperformed this index during that period due to the fact that, among other things, we adhered to our discipline of investing in companies we believe have a competitive advantage in their industries at times when their securities were undervalued. We believe that our bedrock of value investing will continue to help our clients to participate in market advances without unreasonable exposure to excessive risk. Of course, volatility should be expected from a fully invested non-diversified portfolio.

     We urge our investors to take care and to invest prudently. As is characteristic of market rallies, many stocks will appreciate based solely on speculation and price momentum. The long-term value of an investment is not defined by investor sentiment but by sound principals of finance, such as the present value of the cash flows, dividends, or earnings an underlying asset can produce. We believe that our disciplined focus on quality companies with competitive advantage will continue to be a favorable investment strategy into the future.

     We appreciate the opportunity to serve as your Fund's Investment Adviser.

                                        Sincerely yours,


                                        /s/ Mark A. Hillman


^1 Source:  Bloomberg L.P., 499 Park Avenue, New York, NY 10022-1240.
^2 See the attached Performance Update and financial statements for detailed information regarding the Fund's historical performance.


Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                     Performance Update - $10,000 Investment

    For the period from December 29, 2000 (Date of Initial Public Investment)
                             to September 30, 2003

[Line Graph Here]


--------------------------------------------------------------------------------
                        The Hillman Aggressive         S&P 500 Total
                             Equity Fund               Return Index
--------------------------------------------------------------------------------

     12/29/2000                $10,000                   $10,000
      3/31/2001                  8,390                     8,814
      6/30/2001                  9,570                     9,330
      9/30/2001                  7,500                     7,961
     12/31/2001                  8,950                     8,811
      3/31/2002                  9,450                     8,836
      6/30/2002                  8,610                     7,652
      9/30/2002                  6,550                     6,330
     12/31/2002                  7,070                     6,864
      3/31/2003                  7,060                     6,648
      6/30/2003                  9,080                     7,671
      9/30/2003                  9,668                     7,874


This graph depicts the performance of The Hillman Aggressive Equity Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.



                          Average Annual Total Returns

                  --------------- ----------------------------
                                  Since Date of Initial Public
                     One Year         Investment (12/29/00)
                  --------------- ----------------------------
                      47.60%                (1.22)%
                  --------------- ----------------------------



>>   The graph assumes an initial $10,000  investment at December 29, 2000 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>>   At September 30, 2003, the value of the Fund would have decreased to $9,668
     - a cumulative total investment return of (3.32)% since December 29, 2000.

>> At September 30, 2003, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $7,874 - a cumulative total investment return of (21.26)% since December 29, 2000.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.44%

Aerospace / Defense - 9.70%
     Goodrich Corporation ........................................................                   10,300             $   249,672
     The Boeing Company ..........................................................                    7,300                 250,609
                                                                                                                        -----------
                                                                                                                            500,281
                                                                                                                        -----------
Auto Manufacturers - 9.62%
     Ford Motor Company ..........................................................                   22,500                 242,325
     General Motors Corporation ..................................................                    6,200                 253,766
                                                                                                                        -----------
                                                                                                                            496,091
                                                                                                                        -----------
Commercial Services - 5.03%
  (a)Cendant Corporation .........................................................                   13,900                 259,791
                                                                                                                        -----------

Computers - 9.41%
  (a)EMC Corporation .............................................................                   18,800                 237,444
     Hewlett-Packard Company .....................................................                   12,800                 247,808
                                                                                                                        -----------
                                                                                                                            485,252
                                                                                                                        -----------
Diversified Financial Services - 5.12%
     Citigroup Inc. ..............................................................                    5,800                 263,958
                                                                                                                        -----------

Electric - 5.18%
     American Electric Power Co, Inc. ............................................                    8,900                 267,000
                                                                                                                        -----------

Healthcare Services - 5.21%
     Aetna Inc. ..................................................................                    4,400                 268,532
                                                                                                                        -----------

Media - 4.78%
  (a)AOL Time Warner Inc. ........................................................                   16,300                 246,293
                                                                                                                        -----------

Lodging - Hotels - 5.29%
  (a)Host Marriott Corporation ...................................................                   25,400                 272,542
                                                                                                                        -----------

Miscellaneous Manufacturing - 4.80%
     General Electric Co. ........................................................                    8,300                 247,423
                                                                                                                        -----------

Real Estate Investment Trusts - 5.19%
     Apartment Investment & Management Company ...................................                    6,800                 267,648
                                                                                                                        -----------

Retail - 14.74%
  (a)Finlay Enterprises Inc. .....................................................                   17,400                 252,822
     Sears, Roebuck and Company ..................................................                    5,800                 253,634
     The May Department Stores Company ...........................................                   10,300                 253,689
                                                                                                                        -----------
                                                                                                                            760,145
                                                                                                                        -----------






                                                                                                                        (Continued)

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Telecommunications - 15.37%
        (a)Corning Incorporated ..................................................                   28,300             $   266,586
           Motorola Incorporated .................................................                   23,900                 286,083
           Verizon Communications Inc. ...........................................                    7,400                 240,056
                                                                                                                        -----------
                                                                                                                            792,725
                                                                                                                        -----------


           Total Common Stocks (Cost $4,634,828) ..........................................................               5,127,681
                                                                                                                        -----------

INVESTMENT COMPANY - 1.01%

      Evergreen Select Money Market Fund Class I #495 ............................                   52,163                  52,163
           (Cost $52,163)                                                                                               -----------



Total Value of Investments (Cost $4,686,991 (b)) .................................                   100.45 %           $ 5,179,844
Liabilities in Excess of Other Assets ............................................                    (0.45)%               (23,163)
                                                                                                    --------            -----------

      Net Assets .................................................................                   100.00 %           $ 5,156,681
                                                                                                    ========            ===========





      (a)  Non-income producing investment

      (b)  Aggregate cost for federal income tax purposes is $4,683,617. Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................             $   890,166
           Unrealized depreciation ........................................................................                (393,939)
                                                                                                                        -----------

                      Net unrealized appreciation .........................................................             $   496,227
                                                                                                                        ===========














See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2003


ASSETS
      Investments, at value (cost $4,686,991) .........................................................                 $ 5,179,844
      Income receivable ...............................................................................                       7,674
      Prepaid expenses ................................................................................                       1,014
                                                                                                                        -----------

           Total assets ...............................................................................                   5,188,532
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      21,661
      Disbursements in excess of cash on demand deposit ...............................................                      10,190
                                                                                                                        -----------

           Total liabilities ..........................................................................                      31,851
                                                                                                                        -----------

NET ASSETS
      (applicable to 535,601 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 5,156,681
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($5,156,681 / 535,601 shares) ...................................................................                 $      9.63
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 4,841,461
      Undistributed net investment income .............................................................                         133
      Accumulated net realized loss on investments ....................................................                    (177,766)
      Net unrealized appreciation on investments ......................................................                     492,853
                                                                                                                        -----------
                                                                                                                        $ 5,156,681
                                                                                                                        ===========






















See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended September 30, 2003


NET INVESTMENT INCOME

      Income
           Dividends .....................................................................................              $   101,746
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   38,788
           Fund administration fees (note 2) .............................................................                    4,848
           Distribution and service fees (note 3) ........................................................                    9,697
           Custody fees ..................................................................................                    4,755
           Fund accounting fees (note 2) .................................................................                   27,388
           Audit fees ....................................................................................                   13,523
           Legal fees ....................................................................................                   11,998
           Securities pricing fees .......................................................................                    1,755
           Other accounting fees (note 2) ................................................................                   19,152
           Shareholder servicing expenses ................................................................                    2,012
           Registration and filing expenses ..............................................................                    9,257
           Printing expenses .............................................................................                       93
           Trustee fees and meeting expenses .............................................................                    5,981
           Other operating expenses ......................................................................                    2,998
                                                                                                                        -----------

               Total expenses ............................................................................                  152,245
                                                                                                                        -----------

               Less:
                    Investment advisory fees waived (note 2) .............................................                  (19,557)
                    Fund administration fees waived (note 2) .............................................                   (4,848)
                    Fund accounting fees waived (note 2) .................................................                  (27,388)
                    Other accounting fees waived (note 2) ................................................                  (19,152)
                                                                                                                        -----------

               Net expenses ..............................................................................                   81,300
                                                                                                                        -----------

                    Net investment income ................................................................                   20,446
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (87,727)
      Change in unrealized appreciation / (depreciation) on investments ..................................                1,567,764
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                1,480,037
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $ 1,500,483
                                                                                                                        ===========







See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended September 30,


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2003                  2002
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment income (loss) ............................................                 $    20,446          $   (16,847)
         Net realized (loss) gain from investment transactions ...................                     (87,727)              80,363
         Change in unrealized appreciation / (depreciation) on investments .......                   1,567,764             (617,720)
                                                                                                   -----------          -----------


              Net increase (decrease) in net assets resulting from operations ....                   1,500,483             (554,204)
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net investment income ...................................................                     (20,313)                   0
                                                                                                   -----------          -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ....                     699,170               667,637
                                                                                                   -----------          -----------

                     Total increase in net assets ................................                   2,179,340              113,433

NET ASSETS

     Beginning of year ...........................................................                   2,977,341            2,863,908
                                                                                                   -----------          -----------

     End of year (including undistributed net investment income of $133 in 2003)..                 $ 5,156,681          $ 2,977,341
                                                                                                   ===========          ===========



(a) A summary of capital share activity follows:
                                                                    ---------------------------------------------------------------
                                                                                   2003                            2002
                                                                          Shares          Value           Shares           Value
                                                                    ----------------------------------------------------------------
Shares sold .......................................................       103,376      $   865,373          93,205      $   841,466

Shares redeemed ...................................................       (22,651)        (166,203)        (19,904)        (173,829)
                                                                      -----------      -----------     -----------      -----------


     Net increase .................................................        80,725      $   699,170          73,301      $   667,637
                                                                      ===========      ===========     ===========      ===========














See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                 For the Periods ended September 30,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    2003               2002           2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................................       $      6.55        $      7.51       $     10.00

      Income (loss) from investment operations
           Net investment income (loss) ................................              0.04              (0.04)            (0.12)
           Net realized and unrealized gain (loss) on investments ......              3.08              (0.92)            (2.37)
                                                                               -----------        -----------       -----------

               Total from investment operations ........................              3.12              (0.96)            (2.49)
                                                                               -----------        -----------       -----------

      Distributions to shareholders from
           Net investment income .......................................             (0.04)              0.00              0.00
                                                                               -----------        -----------       -----------

Net asset value, end of period .........................................       $      9.63        $      6.55       $      7.51
                                                                               ===========        ===========       ===========

Total return ...........................................................             47.60 %           (12.67)%          (25.00)%
                                                                               ===========        ===========       ===========

Ratios/supplemental data
      Net assets, end of period ........................................       $ 5,156,681        $ 2,977,341       $ 2,863,908
                                                                               ===========        ===========       ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ....................         3.93 %             4.06 %            6.32 %(b)
           After expense reimbursements and waived fees .....................         2.10 %             2.12 %            3.90 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ....................        (1.30)%            (2.41)%           (4.96)%(b)
           After expense reimbursements and waived fees .....................         0.53 %            (0.46)%           (2.53)%(b)

      Portfolio turnover rate ...............................................        41.37 %            67.29 %           52.56 %

(a)   For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(b)   Annualized.












See accompanying notes to financial statements

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Hillman Aggressive Equity Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the Hillman Capital
          Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks, and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has a capital loss carryforward for federal income tax purposes of $61,754, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.




                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has voluntarily waived a portion of its fee in the amount of $19,557 ($0.04 per share) for the year ended September 30, 2003. There can be no assurance that the foregoing voluntary fee waiver will continue.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust:
          0.002% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount. The Administrator has voluntarily waived a portion of these fees amounting to $51,388 ($0.11 per share) for the year ended September 30, 2003. There can be no assurance that the foregoing voluntary fee waivers will continue.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The Fund incurred $9,697 in distribution and service fees under the Plan for the year ended September 30, 2003.


                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003



NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $2,240,429 and $1,554,361, respectively, for the year ended September 30, 2003.


































                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                               September 30, 2003
                                   (Unaudited)



     The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $4,200 during the fiscal year ended September 30, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                            Position(s)  Length                                           Complex
        Name, Age,           held with   of Time        Principal Occupation(s)         Overseen by        Other Directorships
        and Address         Fund/Trust   Served          During Past 5 Years              Trustee            Held by Trustee
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
                                                      Independent Trustees
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
Jack E. Brinson, 71         Trustee     Since     Retired; Previously,    President,        2        Independent  Trustee  - Gardner
                                        12/2000   Brinson  Investment  Co. (personal                 Lewis  Investment Trust for the
                                                  investments) and  President,                       three  series  of  that  trust;
                                                  Brinson  Chevrolet, Inc.  (auto                    The    Nottingham    Investment
                                                  dealership)                                        Trust II for the  eight  series
                                                                                                     of  that  trust; New Providence
                                                                                                     Investment Trust  for  the  one
                                                                                                     series   of   that  trust;  and
                                                                                                     de  Leon  Funds  Trust  for the
                                                                                                     one   series   of   that  trust
                                                                                                     (all    registered   investment
                                                                                                     companies)
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
Theo H. Pitt, Jr., 67       Trustee     Since     Senior Partner, Community Financial       2        Independent  Trustee  - Gardner
                            and         12/2000   Institutions   Consulting,    Rocky                Lewis   Investment   Trust  for
                            Chairman              Mount, North Carolina                              the three  series of that trust
                                                                                                     (registered investment company)
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
                                                       Interested Trustee
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
Mark A. Hillman, 41         Trustee     Since     President,   Hillman    Capital           2                    None
613 Third Street            and         12/2000   Management,   Inc.  (investment
Eastport Maritime Building  President             advisor to the Fund); previously,
Annapolis, MD  21403        (Principal            Chief Investment Officer, Menocal
                            Executive             Capital Management, Inc.
                            Officer)
------------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness.  Mr. Hillman is a Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor of the Fund
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                        (Continued)


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                         ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                                         September 30, 2003
                                                             (Unaudited)

--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                            Position(s)  Length                                           Complex
        Name, Age,           held with   of Time        Principal Occupation(s)         Overseen by        Other Directorships
        and Address         Fund/Trust   Served          During Past 5 Years              Trustee            Held by Trustee
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
                                                          Other Officers
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
Fletcher D. Perkins, 25     Treasurer   Since     Analyst,     Hillman       Capital        n/a                  n/a
613 Third Street            (Principal  12/2002   Management,  Inc.,   since   2002;
Eastport Maritime Building  Financial             Account Manager, Netivity Solutions
Annapolis, MD  21403        Officer)              (computer  network   service)  from
                                                  01/2001  to  10/2001;   previously,
                                                  student, Saint Mary's College
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
C. Frank Watson III, 33     Secretary   Since     President  and   Chief    Operating       n/a                  n/a
                                        12/2000   Officer,       The       Nottingham
                                                  Company   (administrator   to   the
                                                  Fund); previously,  Chief Operating
                                                  Officer, The Nottingham Company
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
Julian G. Winters, 34       Assistant   Assistant Vice           President-Compliance       n/a                  n/a
                            Secretary   Secretary Administration,   The    Nottingham
                            and         since     Company,   since 1998;  previously,
                            Assistant   12/2000;  Fund   Accountant,  The  Nottingham
                            Treasurer   Assistant Company
                                        Treasurer
                                        since
                                        12/2002
--------------------------- ----------- --------- ------------------------------------  ------------ -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.deloitte.com                                         Deloitte
                                                         & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of  Trustees of Hillman  Capital  Management  Investment  Trust and
   Shareholders of The Hillman Aggressive Equity Fund:

We have audited the accompanying statement of assets and liabilities of The Hillman Aggressive Equity Fund (the "Fund"), including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2003 and 2002, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Aggressive Equity Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in net assets for the years ended September 30, 2003 and 2002, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

October 24, 2003


_____________
Deloitte
Touche
Tohmatsu
_____________

________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                             a current prospectus.

________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust





                                  Annual Report

                      FOR THE YEAR ENDED SEPTEMBER 30, 2003





                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403



                          THE HILLMAN TOTAL RETURN FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Total Return Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                              [Company Logo Here]


Mark A. Hillman
President

                                             November 18, 2003

Dear Shareholder of The Hillman Total Return Fund:

     Enclosed please find the annual report for The Hillman Total Return Fund (the "Fund") for the fiscal year ended September 30, 2003. Encouraged by an improving economic outlook and an accommodative Federal Reserve Bank, investors pushed the S&P 500 Total Return Index up 24.30%1. Corporate profits began to improve, mostly driven by cost cutting. During this period of advancing stock prices we continued to follow our core discipline, selling holdings as they became overvalued. We replaced overvalued holdings with undervalued securities of companies that we believe have competitive advantage in their industries.

     The Fund performed well, appreciating 23.46%2 from September 30, 2002 to September 30, 2003 versus 24.30% for the S&P 500 Total Return Index over the same period1. The variation in the Fund's return compared with the S&P 500 Total Return Index for that period was due to the fact that, among other things, we believe the Fund prudently invested in a variety of asset classes as opportunities to purchase undervalued securities of companies with competitive advantage in their industries became available. We believe that our bedrock of value investing paired with the opportunistic use of debt instruments and other asset classes will continue to help our clients to participate in market advances while dampening portfolio volatility versus the S&P 500.

     We urge our investors to take care and to invest prudently. As is characteristic of market rallies, many stocks will appreciate based solely on speculation and price momentum. The long-term value of an investment is not defined by investor sentiment but by sound principals of finance, such as the present value of the cash flows, dividends, or earnings an underlying asset can produce. We believe that our disciplined focus on quality companies with competitive advantage will continue to be a favorable investment strategy into the future.

     We appreciate the opportunity to serve as your Fund's Investment Adviser.

                                            Sincerely yours,


                                            /s/ Mark A. Hillman


^1 Source:  Bloomberg L.P., 499 Park Avenue, New York, NY 10022-1240.
^2 See the attached Performance Update and financial statements for detailed information regarding the Fund's historical performance.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

                          THE HILLMAN TOTAL RETURN FUND

                     Performance Update - $10,000 Investment

    For the period from December 29, 2000 (Date of Initial Public Investment)
                             to September 30, 2003

[Line Graph Here]

--------------------------------------------------------------------------------
                        The Hillman Total               S&P 500 Total
                            Return Fund                  Return Index
--------------------------------------------------------------------------------

     12/29/2000              $10,000                       $10,000
      3/31/2001                9,250                         8,814
      6/30/2001                9,930                         9,330
      9/30/2001                8,750                         7,961
     12/31/2001                9,902                         8,811
      3/31/2002               10,475                         8,836
      6/30/2002               10,063                         7,652
      9/30/2002                8,614                         6,330
     12/31/2002                9,136                         6,864
      3/31/2003                9,053                         6,648
      6/30/2003               10,313                         7,671
      9/30/2003               10,635                         7,874



This graph depicts the performance of The Hillman Total Return Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.



                          Average Annual Total Returns

                  --------------- ----------------------------
                                  Since Date of Initial Public
                      One Year        Investment (12/29/00)
                  --------------- ----------------------------
                       23.46%                2.26%
                  --------------- ----------------------------



>>   The graph assumes an initial $10,000  investment at December 29, 2000 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>> At September 30, 2003, the value of the Fund would have increased to $10,635 - a cumulative total investment return of 6.35% since December 29, 2000.

>> At September 30, 2003, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $7,874 - a cumulative total investment return of (21.26)% since December 29, 2000.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 64.04%

Aerospace / Defense - 3.08%
     Goodrich Corporation ........................................................                    8,300             $   201,192
     The Boeing Company ..........................................................                    4,700                 161,351
                                                                                                                        -----------
                                                                                                                            362,543
                                                                                                                        -----------
Apparel - 1.40%
     Nike Inc. ...................................................................                    2,700                 164,214
                                                                                                                        -----------

Auto Manufacturers - 2.49%
     Ford Motor Company ..........................................................                   13,200                 142,164
     General Motors Corporation ..................................................                    3,700                 151,441
                                                                                                                        -----------
                                                                                                                            293,605
                                                                                                                        -----------
Biotechnology - 1.21%
  (a)Amgen Inc. ..................................................................                    2,200                 142,054
                                                                                                                        -----------

Chemicals - 1.19%
     E.I. Du Pont de Nemours & Company ...........................................                    3,500                 140,035
                                                                                                                        -----------

Commercial Services - 1.40%
  (a)Cendant Corporation .........................................................                    8,800                 164,472
                                                                                                                        -----------

Computers - 2.67%
  (a)EMC Corporation .............................................................                   13,000                 164,190
     Hewlett-Packard Company .....................................................                    7,700                 149,072
                                                                                                                        -----------
                                                                                                                            313,262
                                                                                                                        -----------
Electric Companies - 2.83%
     American Electric Power Company, Inc. .......................................                    5,700                 171,000
     The Southern Company ........................................................                    5,500                 161,260
                                                                                                                        -----------
                                                                                                                            332,260
                                                                                                                        -----------
Financial Services - 2.48%
     Allied Capital Corporation ..................................................                   11,865                 291,760
                                                                                                                        -----------

Food - 4.43%
     Campbell Soup Company .......................................................                    6,600                 174,900
     Kellogg Company .............................................................                    4,900                 163,415
  (a)Whole Foods Market Inc. .....................................................                    3,300                 182,094
                                                                                                                        -----------
                                                                                                                            520,409
                                                                                                                        -----------
Hand / Machine Tools - 1.31%
     Black & Decker Corporation ..................................................                    3,800                 154,090
                                                                                                                        -----------

Healthcare Services - 3.64%
     Aetna Inc. ..................................................................                    4,000                 244,120
  (a)Sunrise Senior Assisted Living, Inc. ........................................                    7,000                 183,610
                                                                                                                        -----------
                                                                                                                            427,730
                                                                                                                        -----------

                                                                                                                        (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

Lodging - Hotels - 1.46%
  (a)Host Marriott Corporation ...................................................                   16,000             $   171,680
                                                                                                                        -----------

Media - 2.61%
  (a)AOL Time Warner Inc. ........................................................                    9,900                 149,589
     Walt Disney Company .........................................................                    7,800                 157,326
                                                                                                                        -----------
                                                                                                                            306,915
                                                                                                                        -----------
Miscellaneous Manufacturing - 2.75%
     3M Co. ......................................................................                    2,400                 165,768
     General Electric Company ....................................................                    5,300                 157,993
                                                                                                                        -----------
                                                                                                                            323,761
                                                                                                                        -----------
Pharmaceutical - 1.27%
     Pfizer Inc. .................................................................                    4,900                 148,862
                                                                                                                        -----------

Real Estate Investment Trusts - 6.15%
     Apartment Investment & Management Company ...................................                    4,100                 161,376
     Correctional Properties Trust ...............................................                    9,400                 234,530
     Equity Office Properties Trust ..............................................                    5,900                 162,427
     Equity Residential ..........................................................                    5,600                 163,968
                                                                                                                        -----------
                                                                                                                            722,301
                                                                                                                        -----------
Retail - 14.25%
  (a)Finlay Enterprises ..........................................................                   22,400                 325,472
     Home Depot Inc. .............................................................                    5,100                 162,435
     McDonald's Corporation ......................................................                    7,600                 178,904
     Outback Steakhouse Inc. .....................................................                    4,300                 162,841
     Sears Roebuck and Co. .......................................................                    4,700                 205,531
  (a)Staples Inc. ................................................................                    7,300                 173,375
     The May Department Stores Co. ...............................................                    6,100                 150,243
     Wal-Mart Stores Inc. ........................................................                    3,000                 167,550
     Wendy's International Inc. ..................................................                    4,600                 148,580
                                                                                                                        -----------
                                                                                                                          1,674,931
                                                                                                                        -----------
Telecommunications - 6.21%
  (a)Corning Incorporated ........................................................                   22,400                 211,008
     Motorola Incorporated .......................................................                   16,500                 197,505
     SBC Communications Inc. .....................................................                    8,200                 182,450
     Verizon Communications Inc. .................................................                    4,300                 139,492
                                                                                                                        -----------
                                                                                                                            730,455
                                                                                                                        -----------
Transportation - 1.21%
     FedEx Corporation ...........................................................                    2,200                 141,746
                                                                                                                        -----------

     Total Common Stocks (Cost $6,925,791) .................................................................              7,527,085
                                                                                                                        -----------


                                                                                                                        (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Interest       Maturity            Value
                                                                         Principal        Rate           Date             (note 1)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 8.90%

      United States Treasury Note ....................................   $  50,000        6.875%        05/15/06        $    56,516
      United States Treasury Note ....................................     500,000        2.625%        05/15/08            498,691
      United States Treasury Note ....................................     500,000        3.625%        05/15/13            490,761
                                                                                                                        -----------

           Total U.S. Government Obligations (Cost $1,040,073) .................................................          1,045,968
                                                                                                                        -----------

CORPORATE OBLIGATIONS - 13.55%

      DaimlerChrysler NA Holdings Corp. ..............................     140,000        8.500%        01/18/31            163,100
      Ford Motor Credit Co. ..........................................     420,000        6.875%        02/01/06            446,799
      General Motors Acceptance Corp. ................................     200,000        7.500%        07/15/05            215,083
      Merrill Lynch & Co., Inc. ......................................      40,000        0.000%        03/20/28              7,178
      Motorola Inc. ..................................................     200,000        6.750%        02/01/06            216,250
      Toys R US Inc. .................................................     500,000        5.000%        08/01/11            544,362
                                                                                                                        -----------

           Total Corporate Obligations (Cost $1,524,890) .......................................................          1,592,772
                                                                                                                        -----------

INVESTMENT COMPANIES - 3.94%                                                                         Shares
                                                                                                    --------

      BlackRock Broad Investment Grade 2009 Term Trust ....................................          20,000                 324,000
      Putnam Master Income Trust ..........................................................          20,600                 138,844
                                                                                                                        -----------

           Total Investment Companies (Cost $432,267) .....................................................                 462,844
                                                                                                                        -----------

Total Value of Investments (Cost $9,923,021 (b)) ..........................................           90.43 %           $10,628,669
Other Assets Less Liabilities .............................................................            9.57 %             1,125,424
                                                                                                    -------             -----------

      Net Assets ..........................................................................          100.00 %           $11,754,093
                                                                                                    =======             ===========




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $9,901,663.  Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


Unrealized appreciation ...................................................................................             $ 1,250,223
Unrealized depreciation ...................................................................................                (523,217)
                                                                                                                        -----------

            Net unrealized appreciation ...................................................................             $   727,006
                                                                                                                        ===========




See accompanying notes to financial statements

                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2003


ASSETS
      Investments, at value (cost $9,923,021) .........................................................                 $10,628,669
      Cash ............................................................................................                   1,665,714
      Income receivable ...............................................................................                      43,953
      Prepaid expenses ................................................................................                       3,266
                                                                                                                        -----------

           Total assets ...............................................................................                  12,341,602
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      25,979
      Payable for investments purchased ...............................................................                     561,520
      Payable for fund shares redeemed ................................................................                          10
                                                                                                                        -----------

           Total liabilities ..........................................................................                     587,509
                                                                                                                        -----------

NET ASSETS
      (applicable to 1,146,843 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $11,754,093
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($11,754,093 / 1,146,843 shares) ................................................................                 $     10.25
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $11,168,035
      Undistributed net investment income .............................................................                         798
      Accumulated net realized loss on investments ....................................................                    (120,388)
      Net unrealized appreciation on investments ......................................................                     705,648
                                                                                                                        -----------
                                                                                                                        $11,754,093
                                                                                                                        ===========





















See accompanying notes to financial statements

                                                    THE HILLMAN TOTAL RETURN FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended September 30, 2003


NET INVESTMENT INCOME

      Income
           Interest ......................................................................................              $    91,649
           Dividends .....................................................................................                  199,596
                                                                                                                        -----------

               Total income ..............................................................................                  291,245
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   84,483
           Fund administration fees (note 2) .............................................................                   10,560
           Distribution and service fees (note 3) ........................................................                   21,121
           Custody fees ..................................................................................                    4,628
           Fund accounting fees (note 2) .................................................................                   27,820
           Audit fees ....................................................................................                   13,275
           Legal fees ....................................................................................                   11,998
           Securities pricing fees .......................................................................                    4,579
           Shareholder recordkeeping fees (note 2) .......................................................                    7,016
           Other accounting fees (note 2) ................................................................                   13,457
           Shareholder servicing expenses ................................................................                    2,139
           Registration and filing expenses ..............................................................                   10,001
           Printing expenses .............................................................................                      124
           Trustee fees and meeting expenses .............................................................                    5,981
           Other operating expenses ......................................................................                    3,713
                                                                                                                        -----------

               Total expenses ............................................................................                  220,895
                                                                                                                        -----------

               Less:
                    Investment advisory fees waived (note 2) .............................................                  (22,564)
                    Fund administration fees waived (note 2) .............................................                  (10,560)
                    Fund accounting fees waived (note 2) .................................................                  (18,820)
                    Shareholder recordkeeping fees waived (note 2) .......................................                   (1,016)
                    Other accounting fees waived (note 2) ................................................                  (13,457)
                                                                                                                        -----------

               Net expenses ..............................................................................                  154,478
                                                                                                                        -----------

                    Net investment income ................................................................                  136,767
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (119,864)
      Change in unrealized appreciation / (depreciation) on investments ..................................                1,718,571
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                1,598,707
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $ 1,735,474
                                                                                                                        ===========


See accompanying notes to financial statements

                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended September 30,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment income ...................................................                $   136,767           $    74,773
         Net realized (loss) gain from investment transactions ...................                   (119,864)               65,196
         Change in unrealized appreciation / (depreciation) on investments .......                  1,718,571              (368,388)
                                                                                                  -----------           -----------


              Net increase (decrease) in net assets resulting from operations.....                  1,735,474              (228,419)
                                                                                                  -----------           -----------

     Distributions to shareholders from
         Net investment income ...................................................                   (140,116)             (78,487)
         Net realized gain from investment transactions ..........................                    (65,194)              (1,499)
                                                                                                  -----------           -----------

              Decrease in net assets resulting from distributions ................                   (205,310)              (79,986)
                                                                                                  -----------           -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a)                       3,936,359               670,179
                                                                                                  -----------           -----------

                     Total increase in net assets ................................                  5,466,523               361,774

NET ASSETS

     Beginning of year ............................................................                 6,287,570             5,925,796
                                                                                                  -----------           -----------

     End of year (including undistributed investment income                                       $11,754,093           $ 6,287,570
                  of $798 in 2003 and $4,147 in 2002)                                             ===========           ===========


(a) A summary of capital share activity follows:

                                                                        ------------------------------------------------------------
                                                                                    2003                            2002
                                                                            Shares         Value           Shares           Value
                                                                        ------------------------------------------------------------

Shares sold ..........................................................      433,509     $ 4,147,763         153,200     $ 1,557,781

Shares issued for reinvestment of distributions ......................       16,936         158,126           1,549          14,149
                                                                        -----------     -----------     -----------     -----------


                                                                            450,445       4,305,889         154,749       1,571,930

Shares redeemed ......................................................      (42,340)       (369,530)        (92,005)       (901,751)
                                                                        -----------     -----------     -----------     -----------

     Net increase ....................................................      408,105     $ 3,936,359          62,744     $   670,179
                                                                        ===========     ===========     ===========     ===========






See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                 For the Periods ended September 30,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    2003               2002           2001 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................................       $      8.51        $      8.77       $     10.00

      Income (loss) from investment operations
           Net investment income .......................................              0.14               0.10              0.01
           Net realized and unrealized gain (loss) on investments ......              1.83              (0.25)            (1.24)
                                                                               -----------        -----------       -----------

               Total from investment operations ........................              1.97              (0.15)            (1.23)
                                                                               -----------        -----------       -----------

      Distributions to shareholders from
           Net investment income .......................................             (0.15)             (0.11)             0.00
           Net realized loss from investment transactions ..............             (0.08)              0.00              0.00
                                                                               -----------        -----------       -----------

               Total distributions .....................................             (0.23)             (0.11)             0.00
                                                                               -----------        -----------       -----------

Net asset value, end of period .........................................       $     10.25        $      8.51       $      8.77
                                                                               ===========        ===========       ===========


Total return ...........................................................             23.46 %            (1.56)%          (12.50)%
                                                                               ===========        ===========       ===========

Ratios/supplemental data
      Net assets, end of period ........................................       $11,754,093        $ 6,287,570       $ 5,925,796
                                                                               ===========        ===========       ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...............              2.61 %             2.83 %            4.22 %(a)
           After expense reimbursements and waived fees ................              1.83 %             1.80 %            2.78 %(a)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ...............              0.83 %             0.08 %           (1.17)%(a)
           After expense reimbursements and waived fees ................              1.62 %             1.11 %            0.27 %(a)

      Portfolio turnover rate ..........................................             19.71 %            40.37 %            6.03 %

(a)  Annualized

(b)  For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.









See accompanying notes to financial statements


                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Hillman Total Return Fund (the "Fund") is a diversified series of shares of beneficial interest of the Hillman Capital Management
          Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks, and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.


                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003



          The Advisor has voluntarily waived a portion of its fee in the amount of $22,564 ($0.03 per share) for the year ended September 30, 2003. There can be no assurance that the foregoing voluntary fee waiver will continue.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust:
          0.002% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount. The Administrator has voluntarily waived a portion of these fees amounting to $42,837 ($0.05 per share) for the year ended September 30, 2003. There can be no assurance that the foregoing voluntary fee waivers will continue.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month per fund, which began June 1, 2003. The Transfer Agent has voluntarily waived a portion of this fee amounting to $1,016 for the year ended September 30, 2003.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The Fund incurred $21,121 in distribution and service fees under the Plan for the year ended September 30, 2003.






                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003



NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $4,444,468 and $1,518,739, respectively, for the year ended September 30, 2003.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS - (UNAUDITED)

          For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $0.08 per share in capital gain distributions for the year ended September 30, 2003, $0.04 represents long-term capital gains and $0.04 represents short-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.
































                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                               September 30, 2003
                                   (Unaudited)



The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $4,200 during the fiscal year ended September 30, 2003 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                            Position(s)  Length                                           Complex
        Name, Age,           held with   of Time        Principal Occupation(s)         Overseen by        Other Directorships
        and Address         Fund/Trust   Served          During Past 5 Years              Trustee            Held by Trustee
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
                                                      Independent Trustees
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
Jack E. Brinson, 71         Trustee     Since     Retired; Previously,    President,        2        Independent  Trustee  - Gardner
                                        12/2000   Brinson  Investment  Co. (personal                 Lewis  Investment Trust for the
                                                  investments) and  President,                       three  series  of  that  trust;
                                                  Brinson  Chevrolet, Inc.  (auto                    The    Nottingham    Investment
                                                  dealership)                                        Trust II for the  eight  series
                                                                                                     of  that  trust; New Providence
                                                                                                     Investment Trust  for  the  one
                                                                                                     series   of   that  trust;  and
                                                                                                     de  Leon  Funds  Trust  for the
                                                                                                     one   series   of   that  trust
                                                                                                     (all    registered   investment
                                                                                                     companies)
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
Theo H. Pitt, Jr., 67       Trustee     Since     Senior Partner, Community Financial       2        Independent  Trustee  - Gardner
                            and         12/2000   Institutions   Consulting,    Rocky                Lewis   Investment   Trust  for
                            Chairman              Mount, North Carolina                              the three  series of that trust
                                                                                                     (registered investment company)
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
                                                       Interested Trustee
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
Mark A. Hillman, 41         Trustee     Since     President,   Hillman    Capital           2                    None
613 Third Street            and         12/2000   Management,   Inc.  (investment
Eastport Maritime Building  President             advisor to the Fund); previously,
Annapolis, MD  21403        (Principal            Chief Investment Officer, Menocal
                            Executive             Capital Management, Inc.
                            Officer)
------------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness.  Mr. Hillman is a Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor of the Fund
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                        (Continued)


                                                    THE HILLMAN TOTAL RETURN FUND

                                         ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                                         September 30, 2003
                                                             (Unaudited)


--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                          in Fund
                            Position(s)  Length                                           Complex
        Name, Age,           held with   of Time        Principal Occupation(s)         Overseen by        Other Directorships
        and Address         Fund/Trust   Served          During Past 5 Years              Trustee            Held by Trustee
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
                                                          Other Officers
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
Fletcher D. Perkins, 25     Treasurer   Since     Analyst,     Hillman       Capital        n/a                  n/a
613 Third Street            (Principal  12/2002   Management,  Inc.,   since   2002;
Eastport Maritime Building  Financial             Account Manager, Netivity Solutions
Annapolis, MD  21403        Officer)              (computer  network   service)  from
                                                  01/2001  to  10/2001;   previously,
                                                  student, Saint Mary's College
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
C. Frank Watson III, 33     Secretary   Since     President  and   Chief    Operating       n/a                  n/a
                                        12/2000   Officer,       The       Nottingham
                                                  Company   (administrator   to   the
                                                  Fund); previously,  Chief Operating
                                                  Officer, The Nottingham Company
--------------------------- ----------- --------- ------------------------------------ ------------- -------------------------------
Julian G. Winters, 34       Assistant   Assistant Vice           President-Compliance       n/a                  n/a
                            Secretary   Secretary Administration,   The    Nottingham
                            and         since     Company,   since 1998;  previously,
                            Assistant   12/2000;  Fund   Accountant,  The  Nottingham
                            Treasurer   Assistant Company
                                        Treasurer
                                        since
                                        12/2002
--------------------------- ----------- --------- ------------------------------------  ------------ -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.deloitte.com                                         Deloitte
                                                         & Touche

INDEPENDENT AUDITORS' REPORT

To the Board of  Trustees of Hillman  Capital  Management  Investment  Trust and
   Shareholders of The Hillman Total Return Fund:

We have audited the accompanying statement of assets and liabilities of The Hillman Total Return Fund (the "Fund"), including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2003 and 2002, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Total Return Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in net assets for the years ended September 30, 2003 and 2002, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP

October 24, 2003


_____________
Deloitte
Touche
Tohmatsu
_____________

                   (This page was intentionally left blank.)

                   (This page was intentionally left blank.)

________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust
























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

Item 2. Code of Ethics.
        --------------

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 10.(a)(1) below.





Item 3. Audit Committee Financial Expert.
        --------------------------------

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.





Item 4. Principal Accountant Fees and Services.
        --------------------------------------

     Not applicable.

Item 5. Audit Committee of Listed Registrants.
        -------------------------------------

     Not  applicable.





Item 6. [Reserved]





Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
        -----------------------------------------------------------------------

     Not applicable.





Item 8. [Reserved]





Item 9. Controls and Procedures.
        -----------------------

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 10. Exhibits.
         --------

(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 10.(a)(1).


(a)(2) Certifications required by Item 10.(a)(2) of Form N-CSR are filed herewith as Exhibit 10.(a)(2).

(b) Certifications required by Item 10.(b) of Form N-CSR are filed herewith as Exhibit 10.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)      /s/ Mark A. Hillman
                               ________________________________
                               Mark A. Hillman, Trustee, President and Principal
                               Executive Officer

Date: November 18, 2003
      _________________






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)      /s/ Mark A. Hillman
                               ________________________________
                               Mark A. Hillman, Trustee, President and Principal
                               Executive Officer

Date:  November 18, 2003
       _________________



By:  (Signature and Title)     /s/ Fletcher D. Perkins
                               ________________________________
                               Fletcher D. Perkins, Treasurer and Principal
                               Financial Officer

Date:  November 18, 2003
       _________________